Inventories (Details Textual) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Inventory Write-down	$ 247	1,570	63	$ 247	1,570	63